Fair value of assets and liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets classified as Level 3 based on quoted price	€ 7,000	€ 2,200
Percentage on financial asset based on unadjusted quoted price	76.70%	29.20%
Amount of risk neutral designed financial assets	€ 300	€ 4,200
Remaining financial assets classified as level 3 using valuation techniques	1,800	1,100
Financial liabilities measured at fair value	94,638	93,019
Financial Liabilities classified as Level 3 based on unadjusted quoted price	400	20
Financial Liabilities designed to be fully neutral in terms of market risk	300	600
Debt securities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Transfer from Level 2 to Level 1	2,400
Transfer from Level 1 to Level 2	1,700
Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value of swap	€ 9,118	€ 7,526	€ 6,228
Percentage on financial asset based on unadjusted quoted price	50.00%	2.50%
Financial liabilities measured at fair value	€ 729	€ 732
Remaining financial liabilities classified as level 3 using valuation techniques	€ 100	€ 100